UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21404

ING Clarion Real Estate Income Fund

(Exact name of registrant as specified in charter)

259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4CRA
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
Attached hereto.

ING Clarion Real Estate Income Fund
Portfolio of Investments / March 31, 2006 (unaudited)

		Market
Shares		Value

	Common Stock — 105.7%
	Real Estate Investment Trusts ("REIT") — 105.7%
77,700	AMB Property Corp.	$4,216,779
24,800	AvalonBay Communities, Inc.	2,705,680
25,000	Boston Properties, Inc.	2,331,250
326,253	Brandywine Realty Trust	10,361,795
356,400	Camden Property Trust	25,678,620
206,600	CBL & Associates Properties, Inc.	8,770,170
218,100	Colonial Properties Trust	10,933,353
350,100	Commercial Net Lease Realty	8,157,330
80,600	Developers Diversified Realty Corp.	4,412,850
215,000	Digital Realty Trust, Inc.	6,056,550
186,429	EastGroup Properties, Inc.	8,844,192
150,000	Extra Space Storage, Inc.	2,578,500
33,000	Federal Realty Investment Trust	2,481,600
310,700	First Industrial Realty Trust, Inc.	13,263,783
148,200	GMH Communities Trust	1,725,048
245,200	Health Care REIT, Inc.	9,342,120
520,100	Heritage Property Investment Trust	20,590,759
259,500	Highwoods Properties, Inc.	8,752,935
40,100	Hospitality Properties Trust	1,751,167
190,900	iStar Financial, Inc.	7,307,652
435,810	Liberty Property Trust	20,552,800
44,500	Mack-Cali Realty Corp.	2,136,000
787,500	Maguire Properties, Inc.	28,743,750
194,900	Mid-America Apartment Communities, Inc.	10,670,775
350,600	Nationwide Health Properties, Inc.	7,537,900
499,000	New Plan Excel Realty Trust	12,944,060
245,100	Newcastle Investment Corp.	5,862,792
324,700	OMEGA Healthcare Investors, Inc.	4,552,294
256,753	Pennsylvania Real Estate Investment Trust	11,297,132
100,000	Post Properties, Inc.	4,450,000
106,400	Reckson Associates Realty Corp.	4,875,248
65,000	Regency Centers Corp.	4,367,350
64,500	SL Green Realty Corp.	6,546,750
216,000	Senior Housing Properties Trust	3,909,600
92,600	Sovran Self Storage, Inc.	5,111,520
168,900	Spirit Finance Corp.	2,060,580
289,800	Strategic Hotels & Resorts, Inc.	6,746,544
169,200	Trizec Properties, Inc.	4,353,516
246,600	Trustreet Properties, Inc.	3,745,854
225,000	U-Store-It Trust	4,533,750
120,000	Ventas, Inc.	3,981,600

	Total Common Stock
	(cost $244,241,945)	319,241,948

See previously submitted notes to financial statements for the annual period ended December 31, 2005.

		Market
Shares		Value

	Preferred Stock — 17.2%
	Real Estate Investment Trusts ("REIT") — 17.2%
75,000	Affordable Residential Communities, Series A	1,643,250
70,000	Apartment Investment & Management Co., Series R	1,780,100
80,000	Apartment Investment & Management Co., Series V	2,024,000
51,000	CBL & Associates Properties, Inc., Series C	1,301,010
65,000	Cedar Shopping Centers, Inc.	1,742,975
50,500	Equity Inns, Inc., Series C	1,277,650
59,600	Federal Realty Investment Trust	1,537,084
50,000	First Industrial Realty Trust, Inc., Series J	1,297,500
20,000	Glimcher Realty Trust, Series F	510,000
85,000	Glimcher Realty Trust, Series G	2,150,500
130,000	Innkeepers USA Trust, Series C	3,222,700
150,000	iStar Financial, Inc., Series F	3,804,000
170,000	LaSalle Hotel Properties, Series B	4,329,900
76,800	LaSalle Hotel Properties, Series E	1,953,600
50,000	Maguire Properties, Inc., Series A	1,255,500
35,000	Nationwide Health Properties, Inc.	3,640,000
82,200	Pennsylvania Real Estate Investment Trust	4,640,190
80,000	SL Green Realty Corp., Series C	1,996,800
120,000	Strategic Hotels & Resorts, Inc., Series B	3,018,000
40,000	Sunstone Hotel Investors, Inc., Series A	1,032,500
345,000	The Mills Corp., Series E	7,779,750

	Total Preferred Stock
	(cost $52,322,900)	51,937,009

	Convertible Preferred Stock — 1.0%
	Real Estate Investment Trusts ("REIT") — 1.0%
50,000	Crescent Real Estate, 6.75%, Series A	1,100,000
80,000	Windrose Medical Properties Trust, 7.50%, Series A	2,088,000

	Total Convertible Preferred Stock
	(cost $3,062,564)	3,188,000

Principal
Amount

	Mortgage-Related Securities — 8.7%
	Chase Commercial Mortgage Securities Corp.,
$1,000,000	Series 1997-1, Class F
	7.37%, 6/19/29 (a)	1,044,458
	Commercial Mortgage Acceptance Corp.,
2,500,000	Series 1998-C2, Class G
	5.44%, 9/15/30 (a)	2,442,575
	CS First Boston Mortgage Securities Corp.
2,000,000	Series 2002-CP3, Class J
	6.00%, 7/15/35 (a)	1,984,540
3,500,000	Series 2002-CP3, Class K
	6.00%, 7/15/35 (a)	3,376,940
2,000,000	Series 2003-C5, Class K
	5.23%, 12/15/36 (a)	1,655,700
2,000,000	Series 2003-C5, Class L
	5.23%, 12/15/36 (a)	1,447,340
	GS Mortgage Securities Trust,
	Commercial Mortgage Pass-Through Certificates
2,500,000	Series 2006-GG6, Class L
	5.23%, 4/10/38 (a)	2,056,450
	J.P. Morgan Chase Commercial Mortgage Securities,
3,250,000	Series 2002-C3, Class J
	5.06%, 7/12/35 (a)	2,948,622

See previously submitted notes to financial statements for the annual period ended December 31, 2005.

Principal		Market
Amount		Value

	Wachovia Bank Commercial Mortgage Trust
3,668,000	Series 2003-C4, Class L
	4.93%, 4/15/35 (a)	2,956,591
4,000,000	Series 2003-C7, Class L
	5.44%, 10/15/35 (a)	2,862,520
3,800,000	Series 2003-C8, Class K
	5.03%, 11/15/35 (a)	3,145,982
77,660,581	Series 2004-C12, Class IO
	2.64%, 7/15/41 (a)(b)	362,675

	Total Mortgage-Related Securities
	(cost $24,436,610)	26,284,393

	Corporate Bonds — 5.3%
650,000	Ashton Woods Finance USA LLC
	9.50%, 10/01/15 (a)	604,500
2,750,000	Denny's Corp./Holdings, Inc.
	10.00%, 10/01/12	2,853,125
500,000	K. Hovnanian Enterprises, Inc.
	7.50%, 5/15/16	495,432
997,000	Ingles Markets, Inc.
	8.875%, 12/01/11	1,046,850
1,000,000	O'Charley's, Inc.
	9.00%, 11/01/13	1,025,000
2,500,000	Petro Stopping Centers, LP
	9.00%, 2/15/12	2,525,000
	Standard Pacific Corp.
1,000,000	9.25%, 4/15/12	1,028,750
1,000,000	7.75%, 3/15/13	981,250
1,000,000	Stanley-Martin Communities LLC
	9.75%, 8/15/15 (a)	920,000
2,500,000	The Jean Coutu Group, Inc. (Canada)
	8.50%, 8/01/14	2,306,250
500,000	Trustreet Properties, Inc.
	7.50%, 4/01/15	503,750
1,630,000	WCI Communities, Inc.
	9.125%, 5/01/12	1,666,675

	Total Corporate Bonds
	(cost $16,702,692)	15,956,582

	Total Investments — 137.9%
	(cost $340,766,711)	416,607,932
	Liabilities in Excess of Other Assets — (3.2%)	(9,565,705)
	Preferred Shares, at redemption value — (34.7%)	(105,000,000)

	Net Assets Applicable to
	Common Shares — 100.0% (c)	$302,042,227

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $27,808,893 or 9.2% of net assets.

(b)	Interest-only security. Rate shown is effective yield as of March 31, 2006.

(c)	Portfolio percentages are calculated based on Net Assets Applicable to Common Shares.

See previously submitted notes to financial statements for the annual period ended December 31, 2005.

Interest Rate Swaps

		Notional
	Termination	Amount	Fixed		Unrealized
Counterparty	Date	(000)	Rate	Floating Rate	Appreciation

Citigroup	4/30/2007	$42,000	3.30%	1 Month LIBOR	$833,854
Citigroup	4/30/2009	42,000	4.08%	1 Month LIBOR	1,283,898

					$2,117,752

For each swap noted, the Trust pays a fixed rate and receives a floating rate.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Real Estate Income Fund
By:/s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: April 28, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: April 28, 2006
By: /s/ Jonathan A. Blome
     Jonathan A. Blome
     Treasurer and Chief Financial Officer
Date: April 28, 2006